Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) - $ / shares	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) [Line Items]
Diluted weighted average ordinary shares outstanding	20,655,000	10,434,783	4,137,931	20,655,000	8,961,092
Diluted net loss per ordinary share	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.24)	$ (0.10)
Class B [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) [Line Items]
Diluted weighted average ordinary shares outstanding	6,666,667	6,666,667	6,666,667	6,666,667	6,482,052
Diluted net loss per ordinary share	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.24)	$ (0.10)